Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Level 1	Level 2	Level 3	Total
September 30, 2013
Financial Assets:
Cash and cash equivalents	$14,483,041	$—	$—	$14,483,041

Total assets	$14,483,041	$—	$—	$14,483,041

Financial Liabilities:
Warrant derivative liabilities	$—	$—	$8,299,415	$8,299,415

Conversion element of Series B CPS	—	—	1,300,923	1,300,923

Series A CPS derivative liabilities	—	—	424,794	424,794

Total liabilities	$—	$—	$10,025,132	$10,025,132
	Level 1	Level 2	Level 3	Total
December 31, 2012
Financial Assets:
Cash and cash equivalents	$6,328,753	$—	$—	$6,328,753

Total assets	$6,328,753	$—	$—	$6,328,753

Financial Liabilities:
Warrant derivative liabilities	$—	$—	$102,695	$102,695

Conversion element of promissory notes	—	—	274,928	274,928

Conversion element of Series B CPS	—	—	1,210,909	1,210,909

Series A CPS derivative liabilities	—	—	619,652	619,652

Total liabilities	$—	$—	$2,208,184	$2,208,184

	Level 1	Level 2	Level 3	Total
December 31, 2012
Financial Assets:
Cash and cash equivalents	$6,328,753	$—	$—	$6,328,753

Total assets	$6,328,753	$—	$—	$6,328,753

Financial Liabilities:
Warrant derivative liabilities	$—	$—	$102,695	$102,695

Conversion element of promissory notes	—	—	274,928	274,928

Conversion element of Series B CPS	—	—	1,210,909	1,210,909

Series A CPS derivative liabilities	—	—	619,652	619,652

Total liabilities	$—	$—	$2,208,184	$2,208,184
	Level 1	Level 2	Level 3	Total
December 31, 2011
Financial Assets:
Cash and cash equivalents	$15,117,172	$—	$—	$15,117,172

Total assets	$15,117,172	$—	$—	$15,117,172

Financial Liabilities:
Warrant derivative liabilities	$—	$—	$655,219	$655,219

Conversion element of promissory notes	—	—	1,931,295	1,931,295

Conversion element of Series B CPS	—	—	1,245,101	1,245,101

Series A CPS derivative liabilities	—	—	2,135,715	2,135,715

Total liabilities	$—	$—	$5,967,330	$5,967,330

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
		Conversion
		Element of	Conversion
	Warrant	Promissory	Element of	Series A CPS
	Derivatives	Notes	Series B CPS	Derivatives	Total

Balance at January 1, 2013	$102,695	$274,928	$1,210,909	$619,652	$2,208,184
Issuances	7,962,081	—	—	—	7,962,081
Revaluation (gains) losses included in other income and (expenses)	234,639	(274,928)	90,014	(194,858)	(145,133)
Settlements	—	—	—	—	—
Balance at September 30, 2013	$8,299,415	$—	$1,300,923	$424,794	$10,025,132

Total gains (losses) included in other income and (expenses) attributable to liabilities still held as of September 30, 2013	$(234,640)	$—	$(90,014)	$194,858	$(129,796)
		Conversion
		Element of	Conversion
	Warrant	Promissory	Element of	Series A CPS
	Derivatives	Notes	Series B CPS	Derivatives	Total

Balance at January 1, 2012	$655,219	$1,931,295	$1,245,101	$2,135,715	$5,967,330
Issuances	—	—	—	—	—
Revaluation (gains) losses included in other income and (expenses)	(221,390)	(1,472,985)	89,444	(572,051)	(2,176,982)
Settlements	—	—	—	—	—
Balance at September 30, 2012	$433,829	$458,310	$1,334,545	$1,563,664	$3,790,348

Total gains (losses) included in other income and (expenses) attributable to liabilities still held as of September 30, 2012	$221,390	$1,472,985	$(89,444)	$572,051	$2,176,982

		Conversion
		Element of	Conversion
	Warrant	Promissory	Element of	Series A CPS
	Derivatives	Notes	Series B CPS	Derivatives	Total

Balance at January 1, 2012	$655,219	$1,931,295	$1,245,101	$2,135,715	$5,967,330
Issuances	—	—	—	—	—
Revaluation (gains) losses included in other income and expenses	(552,524)	(1,656,367)	(34,192)	(1,516,063)	(3,759,146)
Settlements	—	—	—	—	—
Balance at December 31, 2012	$102,695	$274,928	$1,210,909	$619,652	$2,208,184

Total gains (losses) included in other income and expenses attributable to liabilities still held as of December 31, 2012	$552,524	$1,656,367	$34,192	$1,516,063	$3,759,146
		Conversion
		Element of	Conversion
	Warrant	Promissory	Element of	Series A CPS
	Derivatives	Notes	Series B CPS	Derivatives	Total

Balance at January 1, 2011	$2,240,962	$—	$194,088	$—	$2,435,050
Issuances	—	11,495,163	—	2,198,828	13,693,991
Revaluation (gains) losses included in other income and expenses	(1,269,940)	(8,989,945)	1,051,013	(63,113)	(9,271,985)
Settlements	(315,803)	(573,923)	—	—	(889,726)
Balance at December 31, 2011	$655,219	$1,931,295	$1,245,101	$2,135,715	$5,967,330

Total gains (losses) included in other income and expenses attributable to liabilities still held as of December 31, 2011	$1,324,165	$8,989,945	$(1,051,013)	$63,113	$9,326,210